Exhibit 99.2
EXHIBIT C
MONTHLY NOTEHOLDER’S STATEMENT
ADVANTA BANK CORP.
ADVANTA BUSINESS CARD MASTER TRUST
ADVANTASERIES
PERIOD ENDING DECEMBER 31, 2006
Capitalized terms used in this notice have their respective meanings set forth in the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement.
The information which is required to be prepared with respect to the Payment Date of January 22, 2007 and with respect to the performance of the Trust during the Monthly Period of December 1, 2006 through December 31, 2006 is set forth below.
The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.
The Record Date with respect to the current Payment Date is January 19, 2007.
The Determination Date with respect to the current calendar month is January 10, 2007.
The documents mentioned above may be found in the following Securities and Exchange Commission (“SEC”) filings.

Master Indenture, dated as of August 1, 2000.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the Master Indenture, dated as of May 9, 2006.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.

AdvantaSeries Indenture Supplement, dated as of November 1, 2004.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on November 12, 2004 by Advanta Business Receivables Corp.

Transfer and Servicing Agreement (“TSA”), dated as of August 1, 2000.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the TSA, dated as of May 9, 2006.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.

Trust Agreement, dated as of August 1, 2000.	Included in Exhibit 4.4 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the Trust Agreement, dated as of May 9, 2006.	Included in Exhibit 4.2 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.
I. Information regarding the current monthly principal distribution to the Noteholders

Total amount of principal to
	CUSIP Number	be paid	Per $1,000
NOTHING TO REPORT
II. Information regarding the current monthly interest distribution to the Noteholders

		Total amount of interest to
	CUSIP Number	be paid	Per $1,000
2005-A1	00761H BJ 9	$1,242,083.33	4.96833
2005-A2	00761H BK 6	$1,130,250.00	5.02333
2005-A3	00761H BM 2	$979,166.67	3.91667
2005-A4	00761H BN 0	$593,750.00	3.95833
2005-A5	00761H BP 5	$991,833.33	4.95917
2006-A1	00761H BQ 3	$858,333.33	4.29167
2006-A2	00761H BR 1	$1,230,625.00	4.92250
2006-A3	00761H BS 9	$1,104,166.67	4.41667
2006-A4	00761H BT 7	$1,485,000.00	4.95000
2006-A5	00761H BV 2	$850,000.00	4.25000
2006-A6	00761H BW 0	$1,232,916.67	4.93167
2006-A7	00761H BX 8	$1,432,000.00	7.16000
2005-B1	00761H BH 3	$525,250.00	5.25250
2006-B1		$520,666.67	5.20667
2006-B2	00761H BU 4	$641,666.67	5.13333
2004-C1	00761H BG 5	$586,666.67	5.86667
2005-C1	00761H BL 4	$537,166.67	5.37167
2006-C1	00761H BY 6	$1,088,266.67	7.77333
2004-D1		$94,875.00	9.48750
2005-D1		$134,750.00	6.73750
2005-D2		$168,437.50	6.73750
2006-D1		$106,562.50	7.10417
2006-D2		$174,166.67	6.96667
2006-D3		$202,125.00	6.73750
III. Information regarding the performance of the Advanta Business Card Master Trust

1. The aggregate amount of such Collections with respect to Principal Receivables for the Monthly Period preceding such Payment Date	$969,752,258.93

2. The aggregate amount of such Collections with respect to Finance Charge and Administrative Receivables for the Monthly Period preceding such Payment Date	$73,173,232.85

2a. Interchange for the Monthly Period preceding such Payment Date (included in the amount shown above on line item III. 2.)	$18,507,239.57

2b. Recoveries for the Monthly Period preceding such Payment Date (included in the amount shown above on line item III. 2.)	$1,131,215.44

3. The Defaulted Amount for the Monthly Period preceding such Payment Date	$15,809,787.27

4. The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding Monthly Period, and the denominator is the average Receivables for the preceding Monthly Period	3.61%

5. The total amount of Principal Receivables in the Trust at the beginning of the preceding Monthly Period	$4,715,796,932.15

6. The total amount of Principal Receivables in the Trust as of the last day of the preceding Monthly Period	$4,916,071,951.93

7. The total amount of Finance Charge and Administrative Receivables in the Trust at the beginning of the preceding Monthly Period	$61,085,905.67

8. The total amount of Finance Charge and Administrative Receivables in the Trust as of the last day of the preceding Monthly Period	$62,842,535.89

9. The aggregated Adjusted Invested Amounts of all Series of Notes outstanding as of the last day of the preceding Monthly Period	$4,021,718,346.00

10. The Transferor Interest as of the end of the Monthly Period preceding such Payment Date	$894,353,605.93

11. The transferor percentage as of the end of the Monthly Period preceding such Payment Date	18.19%

12. The Required Transferor Percentage	6.00%

13. The Required Transferor Interest	$294,964,317.12

14. The monthly principal payment rate for the Monthly Period preceding such Payment Date	20.56%

15. The balance in the Excess Funding Account as of the end of the Monthly Period preceding such Payment Date	$—

16. The aggregate outstanding balance of the Accounts which were delinquent as of the end of the Monthly Period preceding such Payment Date:

	Percentage of Total
	Receivables	Aggregate Account Balance
(a) Delinquent between 30 days and 59 days	0.76%	$37,826,964.62
(b) Delinquent between 60 days and 89 days	0.61%	$30,480,369.23
(c) Delinquent between 90 days and 119 days	0.52%	$25,494,082.06
(d) Delinquent between 120 days and 149 days	0.38%	$19,073,946.52
(e) Delinquent between 150 days and 179 days	0.39%	$19,336,560.60
(f) Delinquent 180 days or greater	0.00%	$—

(g) Aggregate	2.66%	$132,211,923.03

IV. Information regarding the AdvantaSeries
     1. AdvantaSeries balances and amounts as of the end of the Monthly Period preceding such Payment Date

	Initial Principal	Outstanding Principal	Adjusted Outstanding	Invested	Adjusted Invested
	Balance	Balance	Principal Balance	Amount	Amount
2005-A1	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2005-A2	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00
2005-A3	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2005-A4	$150,000,000.00	$150,000,000.00	$150,000,000.00	$150,000,000.00	$150,000,000.00
2005-A5	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2006-A1	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2006-A2	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A3	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A4	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00
2006-A5	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2006-A6	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A7	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00

Total Class A	$2,725,000,000.00	$2,725,000,000.00	$2,725,000,000.00	$2,725,000,000.00	$2,725,000,000.00

2005-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-B2	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00

Total Class B	$325,000,000.00	$325,000,000.00	$325,000,000.00	$325,000,000.00	$325,000,000.00

2004-C1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2005-C1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-C1	$140,000,000.00	$140,000,000.00	$140,000,000.00	$140,000,000.00	$140,000,000.00

Total Class C	$340,000,000.00	$340,000,000.00	$340,000,000.00	$340,000,000.00	$340,000,000.00

2004-D1	$10,000,000.00	$10,000,000.00	$10,000,000.00	$10,000,000.00	$10,000,000.00
2005-D1	$20,000,000.00	$20,000,000.00	$20,000,000.00	$20,000,000.00	$20,000,000.00
2005-D2	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00
2006-D1	$15,000,000.00	$15,000,000.00	$15,000,000.00	$15,000,000.00	$15,000,000.00
2006-D2	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00
2006-D3	$30,000,000.00	$30,000,000.00	$30,000,000.00	$30,000,000.00	$30,000,000.00

Total Class D	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00

Total AdvantaSeries	$3,515,000,000.00	$3,515,000,000.00	$3,515,000,000.00	$3,515,000,000.00	$3,515,000,000.00

2. Weighted Average Floating Allocation Amount for the related Monthly Period	$3,471,129,032.26

3. The Floating Investor Percentage with respect to the period:

December 1, 2006 through December 4, 2006	67.3269024%

December 5, 2006 through December 19, 2006	74.2377330%

December 20, 2006 through December 31, 2006	70.6673135%

4. The Fixed Investor Percentage with respect to the period:

December 1, 2006 through December 4, 2006	67.3269024%

December 5, 2006 through December 19, 2006	74.2377330%

December 20, 2006 through December 31, 2006	70.6673135%

5. The amount of Investor Principal Collections applicable to the AdvantaSeries	$699,427,510.07

6a. The amount of Available Finance Charge Collections on deposit in the Collection Account for the related Monthly Period	$38,723,532.33

6b. Pursuant to Section 8.04(a) of the Master Indenture, the amount of Available Finance Charge Collections not on deposit in the Collection Account for the related Monthly Period	$14,210,108.09

7. The AdvantaSeries Defaulted Amount for the related Monthly Period	$11,220,146.41

8. The AdvantaSeries Monthly Servicing Fee for the related Monthly Period	$5,782,777.67

9. AdvantaSeries performance for the related Monthly Period

a. The cash yield for the related Monthly Period		18.30%

b. The default rate for the related Monthly Period		3.88%

c. The Net Portfolio Yield for the related Monthly Period		14.42%

d. The Base Rate for the related Monthly Period		7.45%

e. The Excess Spread Percentage for the related Monthly Period		6.97%

f. The Quarterly Excess Spread Percentage		7.35%

i) Excess Spread Percentage related to	Dec-06	6.97%

ii) Excess Spread Percentage related to	Nov-06	6.94%

iii) Excess Spread Percentage related to	Oct-06	8.15%

g. The average Excess Spread Amount for the three preceding Monthly Periods		$17,968,954.67

i) Excess Spread Amount related to	Dec-06	$18,019,991.32

ii) Excess Spread Amount related to	Nov-06	$18,378,285.41

iii) Excess Spread Amount related to	Oct-06	$17,508,587.29

10. Floating interest rate determinations:

LIBOR for all Tranches with an Interest Period from December 20, 2006 through and including January 21, 2007		5.35000%

LIBOR for the 2006-A7 Tranche and the 2006-C1 Tranche for the period from December 5, 2006 through and including December 19, 2006		5.35000%

LIBOR for the 2006-A7 Tranche and the 2006-C1 Tranche for the period from December 20, 2006 through and including January 21, 2007		5.35000%

11. Required interest payments

			Amounts withdrawn from
	Required interest amounts	Interest shortfalls and	the Collection Account for
	with respect to the current	additional interest from	payment of required interest	Unpaid required interest
	Interest Period	prior periods	amounts	amounts
2005-A1	$1,242,083.33	$—	$1,242,083.33	$—
2005-A2	$1,130,250.00	$—	$1,130,250.00	$—
2005-A3	$979,166.67	$—	$979,166.67	$—
2005-A4	$593,750.00	$—	$593,750.00	$—
2005-A5	$991,833.33	$—	$991,833.33	$—
2006-A1	$858,333.33	$—	$858,333.33	$—
2006-A2	$1,230,625.00	$—	$1,230,625.00	$—
2006-A3	$1,104,166.67	$—	$1,104,166.67	$—
2006-A4	$1,485,000.00	$—	$1,485,000.00	$—
2006-A5	$850,000.00	$—	$850,000.00	$—
2006-A6	$1,232,916.67	$—	$1,232,916.67	$—
2006-A7	$1,432,000.00	$—	$1,432,000.00	$—

Total Class A	$13,130,125.00	$—	$13,130,125.00	$—

2005-B1	$525,250.00	$—	$525,250.00	$—
2006-B1	$520,666.67	$—	$520,666.67	$—
2006-B2	$641,666.67	$—	$641,666.67	$—

Total Class B	$1,687,583.34	$—	$1,687,583.34	$—

2004-C1	$586,666.67	$—	$586,666.67	$—
2005-C1	$537,166.67	$—	$537,166.67	$—
2006-C1	$1,088,266.67	$—	$1,088,266.67	$—

Total Class C	$2,212,100.01	$—	$2,212,100.01	$—

2004-D1	$94,875.00	$—	$94,875.00	$—
2005-D1	$134,750.00	$—	$134,750.00	$—
2005-D2	$168,437.50	$—	$168,437.50	$—
2006-D1	$106,562.50	$—	$106,562.50	$—
2006-D2	$174,166.67	$—	$174,166.67	$—
2006-D3	$202,125.00	$—	$202,125.00	$—

Total Class D	$880,916.67	$—	$880,916.67	$—

Total AdvantaSeries	$17,910,725.02	$—	$17,910,725.02	$—

12. Principal Funding Account

	Beginning	Required Principal	Actual Deposit	Principal Funding	Amount Withdrawn	Withdrawals	Ending
	Principal Funding	Deposit Amount to	to the Principal	Sub-Account Amount	for Payment	of Coverage	Principal Funding
	Sub-Account	the Principal Funding	Funding	prior to	of Principal to	Funding Excess	Sub-Account
	Amount	Sub-Account	Sub-Account	Withdrawals	Noteholders	Amount	Amount
NOTHING TO REPORT

13. Coverage Funding Required Amounts

a. Coverage Funding Amount as of the end of the related Monthly Period	$—

b. The Coverage Funding Amount for the Class A Notes as of the end of the related Monthly Period	$—

c. The Coverage Funding Amount for the Class B Notes as of the end of the related Monthly Period	$—

d. The Coverage Funding Amount for the Class C Notes as of the end of the related Monthly Period	$—

14. Cash Collateral Account

a. Beginning Cash Collateral Account balance (ending balance as of the previous Payment Date)	$79,087,500.00

b. Deposit into the Cash Collateral Account on the Closing Date of Tranches issued prior to the Payment Date	$—

c. Interest earnings since the preceding Payment Date	$346,565.92

d. Amounts deposited to cover a Cash Collateral Account Deficit	$—

e. PFA Earnings Shortfall withdrawn and treated as Available Finance Charge Collections	$—

f. Amounts withdrawn to cover interest payments, Monthly Servicing Fee and AdvantaSeries Defaulted Amount	$—

g. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final Maturity Date of a Tranche	$—

h. Excess amount over the Required Cash Collateral Account Amount paid to the holder of the Trust Beneficial Interest	$346,565.92

i. Ending Cash Collateral Account balance on the related Payment Date	$79,087,500.00

j. The Required Cash Collateral Account Amount on the related Payment Date	$79,087,500.00

k. The Available Cash Collateral Account Amount on the related Payment Date	$79,087,500.00

l. Has a Portfolio Decline Event occurred with respect to the Monthly Period preceding such Payment Date	NO

15. Spread Account

a. Beginning Spread Account balance (ending balance as of the previous Payment Date)	$—

b. On the Closing Date for a Tranche, the initial deposit into the Spread Account	$—

c. Interest earnings since the preceding Payment Date	$—

d. Amount deposited from Available Finance Charge Collections to cover the excess of the Required Spread Account Amount over the Spread Account balance	$—

e. Amounts withdrawn to cover interest payments, Monthly Servicing Fee and AdvantaSeries Defaulted Amount	$—

f. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final Maturity Date of a Tranche	$—

g. Withdrawal of excess amount over the Required Spread Account Amount and deposited into the Cash Collateral Account	$—

h. Withdrawal of excess amount over the Required Spread Account Amount and paid to the holder of the Trust Beneficial Interest	$—

i. Ending Spread Account balance on the related Payment Date	$—

j. The Required Spread Account Amount on the related Payment Date	$—

16. Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date

				Excess of Subordinated Notes
	Required subordination	Required Subordinated		over Required Subordinated
	percentage	Amount	Subordinated Notes	Amount
Class A	21.5805%	$588,068,625	$790,000,000	$201,931,375
Class B	8.9918%	$274,249,900	$465,000,000	$190,750,100
Class C	3.6269%	$122,951,910	$125,000,000	$2,048,090
17. Adjusted Invested Amount

			Increase from the
			withdrawal of the
		Initial Principal Balances and	Coverage Funding		Reductions due to	Reduction due to
	Beginning Adjusted	any increases from the	Excess Amount from	Increase from	reallocation of Available	amounts deposited into	Ending Adjusted Invested
	Invested Amount for the	issuance of any additional	the Principal Funding	reimbursements of Adjusted	Principal Collections and	the Principal Funding	Amount for the related
	related Monthly Period	Notes	Sub-Account	Invested Amount Deficit	Investor Charge-Offs	Sub-Account	Monthly Period
2005-A1	$250,000,000.00	$—	$—	$—	$—	$—	$250,000,000.00
2005-A2	$225,000,000.00	$—	$—	$—	$—	$—	$225,000,000.00
2005-A3	$250,000,000.00	$—	$—	$—	$—	$—	$250,000,000.00
2005-A4	$150,000,000.00	$—	$—	$—	$—	$—	$150,000,000.00
2005-A5	$200,000,000.00	$—	$—	$—	$—	$—	$200,000,000.00
2006-A1	$200,000,000.00	$—	$—	$—	$—	$—	$200,000,000.00
2006-A2	$250,000,000.00	$—	$—	$—	$—	$—	$250,000,000.00
2006-A3	$250,000,000.00	$—	$—	$—	$—	$—	$250,000,000.00
2006-A4	$300,000,000.00	$—	$—	$—	$—	$—	$300,000,000.00
2006-A5	$200,000,000.00	$—	$—	$—	$—	$—	$200,000,000.00
2006-A6	$250,000,000.00	$—	$—	$—	$—	$—	$250,000,000.00
2006-A7	$—	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00

Total Class A	$2,525,000,000.00	$200,000,000.00	$—	$—	$—	$—	$2,725,000,000.00

2005-B1	$100,000,000.00	$—	$—	$—	$—	$—	$100,000,000.00
2006-B1	$100,000,000.00	$—	$—	$—	$—	$—	$100,000,000.00
2006-B2	$125,000,000.00	$—	$—	$—	$—	$—	$125,000,000.00

Total Class B	$325,000,000.00	$—	$—	$—	$—	$—	$325,000,000.00

2004-C1	$100,000,000.00	$—	$—	$—	$—	$—	$100,000,000.00
2005-C1	$100,000,000.00	$—	$—	$—	$—	$—	$100,000,000.00
2006-C1	$—	$140,000,000.00	$—	$—	$—	$—	$140,000,000.00

Total Class C	$200,000,000.00	$140,000,000.00	$—	$—	$—	$—	$340,000,000.00

2004-D1	$10,000,000.00	$—	$—	$—	$—	$—	$10,000,000.00
2005-D1	$20,000,000.00	$—	$—	$—	$—	$—	$20,000,000.00
2005-D2	$25,000,000.00	$—	$—	$—	$—	$—	$25,000,000.00
2006-D1	$15,000,000.00	$—	$—	$—	$—	$—	$15,000,000.00
2006-D2	$25,000,000.00	$—	$—	$—	$—	$—	$25,000,000.00
2006-D3	$30,000,000.00	$—	$—	$—	$—	$—	$30,000,000.00

Total Class D	$125,000,000.00	$—	$—	$—	$—	$—	$125,000,000.00

Total AdvantaSeries	$3,175,000,000.00	$340,000,000.00	$—	$—	$—	$—	$3,515,000,000.00

Advanta Bank Corp.
as Servicer

By: /s/ DAVID B. WEINSTOCK
Name: David B. Weinstock
Title: Vice President